Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
15.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Companies incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Entities incorporated in Hong Kong are subject to Hong Kong profits tax. Under the current Hong Kong Inland Revenue Ordinance, the profits tax rate for the first HK dollar 2,000 of profits of corporations is 8.25%, while profits above that amount are subject to the tax rate of 16.5%.

China
On March 16, 2007, the National People’s Congress of the PRC introduced a Corporate Income Tax Law (“CIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to corporate income tax at a uniform rate of 25%. Certain enterprises benefit from a preferential tax rate of 15% under the CIT Law if they qualify as high and new technology enterprises (“HNTE”).

Software enterprises encouraged by the
PRC government
(“Software Enterprise”) will be exempted from corporate income tax from the first to the second year from the profit-making year and will be subject to corporate income tax at a half statutory tax rate of 25% from the third to the fifth year. An enterprise enjoying the tax incentive of Software Enterprise adopts the method of “self assessment, declaration of incentives enjoyed, retention of the relevant materials for future inspection”.
According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities are entitled to claim 200% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”).
The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as Super Deduction from January 1, 2018 to December 31, 2020, which was subsequently announced in March 2021 to be further extended to December 31, 2023. In September 2022, the State Taxation Administration of the PRC further announced that for the enterprises entitled to the current pre-tax deduction ratio of 175% for research and development expenses, such ratio is raised to 200% during the period from October 1, 2022 to December 31, 2022. In March 2023, the Ministry of Finance and State Taxation Administration announced to implement the policy of raising pre-tax deduction ratio for R&D expense from 175% to 200% for eligible industry enterprises on a long-term basis starting from January 1, 2023.
Income (loss) by tax jurisdictions:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net income from PRC operations	56,957	1,047,102	1,760,139
Net (loss) income from non-PRC operations	(3,697,294)	(539,167)	573,758

Total net (loss) income before tax	(3,640,337)	507,935	2,333,897

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	27,018	131,186	227,415
Deferred tax benefits	(12,827)	(35,151)	(120,611)

Total	14,191	96,035	106,804

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Years ended December 31,
	2021	2022	2023
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	0.96%	(5.15%)	(9.38%)
Preferential tax rates	0.00%	0.00%	(3.69%)
PRC Withholding taxes	(0.44%)	5.73%	2.79%
Expenses/losses not deductible for tax purposes	(0.91%)	4.02%	0.07%
Research and development expenses super deduction	2.65%	(24.39%)	(6.86%)
Share-based compensation cost not deductible for tax purposes	(26.36%)	45.24%	4.73%
True up	(0.04%)	(1.24%)	(7.07%)
Effect of change of valuation allowance	(1.25%)	(30.30%)	(1.01%)

Effective tax rate	(0.39%)	18.91%	4.58%

Deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
—Advertising and business promotion expenditure	11,571	5,260
—Impairment loss	177,368	177,368
—Allowance for expected credit losses	58,843	69,076
—Accrued expense	10,891	142,878
—Net loss carrying forward	423,025	363,929
—Others	12,402	9,555
Less: valuation allowance	(652,610)	(618,985)

Net deferred tax assets	41,490	149,081

Deferred tax liabilities
—Identifiable intangible assets from business combination	121,611	108,591

Total deferred tax liabilities	121,611	108,591

Movement of valuation allowance

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	747,354	811,324	652,610
Addition (reversal)	63,970	(158,714)	(33,625)

Total	811,324	652,610	618,985

As of December 31, 2022 and 2023, the Group had net loss carry ing
forward of approximately RMB1,692 million and RMB1,456 million, which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC, respectively. The losses expired were approximately RMB23 million, RMB3 million and RMB39 million during the years ended December 31, 2021, 2022 and 2023, respectively, and were provided full valuation allowances in prior years. The remaining loss carry ing
forward will expire during the period from 2024 to 2032.
In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis.
The Group believes that for most of its entities, it is more likely than not that the net accumulated losses and other deferred tax assets will not be utilized in the future based on an evaluation of a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. Therefore, the Group provided a valuation allowance of RMB
653
 million and RMB
619
 million for these entities’ deferred tax assets as of December 31, 2022 and 2023, respectively.

The CIT Law provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.
The CIT law also imposes a withholding income tax of 10%
on dividends distributed by an foreign investment enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between the Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than
5
% (if the foreign investor owns directly at least
25
%
of the shares of the FIE). No deferred tax liability has been recognized for the undistributed profits of PRC subsidiaries as the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested indefinitely.
Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a consolidated affiliate. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free
and the enterprise expects that it will ultimately use that means. The Group VIEs are in an accumulated deficit position and therefore not subject to this deferred tax liability.